SUPPLEMENT

Dated October 1, 2014

to the

PROSPECTUS OF THE

API FUNDS

DATED MAY 30, 2014

The Prospectus of the API Efficient Frontier Funds, dated May 30, 2014, is amended as follows:

The "Shareholder Fees" Table for each Fund has been amended to add a contingent deferred sales charge "CDSC" for Class A shares, and a footnote detailing the change, as follows:

API EFFICIENT FRONTIER GROWTH FUND

Shareholder Fees (fees paid directly from your investment)	Class A AFGGX	Class L APITX	Institutional Class APGRX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A AFGGX	Class L APITX	Institutional Class APGRX
Management Fee	1.00%	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses (2)	1.48%	2.48%	1.48%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Management Fee	0.60%	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses (2)	1.87%	2.37%	1.37%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

API EFFICIENT FRONTIER CORE INCOME FUND (formerly the Multiple Index Fund)

Shareholder Fees (fees paid directly from your investment)	Class A APIMX	Class L AFMMX	Institutional Class APIBX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.89%	0.89%	0.89%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses Before Fee Waivers	1.85%	2.85%	1.85%
Fee Waivers	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses (After Fee Waivers) (2)	1.56%	2.56%	1.56%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER VALUE FUND

Shareholder Fees (fees paid directly from your investment)	Class A ADVAX	Class L YCVTX	Institutional Class APIVX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A ADVAX	Class L YCVTX	Institutional Class APIVX
Management Fee	0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)	0.00%	0.90%	0.00%
Other Expenses	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses (2)	1.62%	2.52%	1.62%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER INCOME FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIUX	Class L AFFIX	Institutional Class APIIX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIUX	Class L AFFIX	Institutional Class APIIX
Management Fee	0.40%	0.40%	0.40%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses (2)	1.98%	2.48%	1.48%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API MASTER ALLOCATION FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIFX	Class L APILX	Institutional Class APMAX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIFX	Class L APILX	Institutional Class APMAX
Management Fee	0.30%	0.30%	0.30%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	1.40%	1.40%	1.40%
Total Annual Fund Operating Expenses (2)	2.63%	3.13%	2.13%

(1)	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

ALL SECTIONS OF THE PROSPECTUS NOT SPECIFICALLY ADDRESSED IN THIS SUPPLEMENT SHALL REMAIN IN FULL FORCE AND EFFECT.